UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09145
Investment Company Act File Number

Eaton Vance New York Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance New York Municipal Income Trust	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 179.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.4%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$809,738

		$809,738

Education — 5.8%
$1,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	$1,017,870
2,250	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,356,268

		$3,374,138

Electric Utilities — 5.5%
$1,420	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,496,155
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	1,717,674

		$3,213,829

Escrowed/Prerefunded — 0.4%
$200	New York City Industrial Development Agency, (Ohel Children’s Home), Escrowed to Maturity, 6.25%, 8/15/22	$208,116

		$208,116

General Obligations — 14.8%
$6,000	New York City, 5.25%, 9/15/33(2)	$5,877,420
1,000	New York City, 6.25%, 10/15/28	1,075,560
680	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	580,672
1,100	Town of Southampton, (Open Space Preservation), 4.375%, 12/15/29	1,041,623

		$8,575,275

Health Care-Miscellaneous — 6.8%
$1,115	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$741,207
1,200	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	821,772
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	145,380
50	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class H, 7.50%, 9/1/15	48,872
100	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class I, 7.50%, 9/1/15	97,744
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,081,404

		$3,936,379

Hospital — 27.7%
$190	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$162,361
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	343,724
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,007,062
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	1,963,800
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	407,088
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,054,890
4,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	3,878,000
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,368,660
845	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	715,952
1,250	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	826,550
415	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	310,993
835	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	599,029
1,250	Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	973,450
650	Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	503,932
2,105	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,013,096

		$16,128,587

Principal
Amount
(000’s omitted)	Security	Value
Housing — 17.9%
$1,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.05%, 11/1/39	$1,310,535
2,620	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.20%, 11/1/40	2,320,770
3,125	New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,905,750
1,500	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,313,895
2,000	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,691,260
1,000	New York Mortgage Agency, (AMT), 5.125%, 10/1/37	888,470

		$10,430,680

Industrial Development Revenue — 14.0%
$1,000	Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$687,670
2,525	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	2,106,951
1,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,308,000
1,000	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	840,130
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,130,475
775	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	549,599
495	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	495,698

		$8,118,523

Insured-Education — 6.9%
$1,250	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,064,088
1,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38	1,499,895
5,460	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/33	1,442,532

		$4,006,515

Insured-Electric Utilities — 7.1%
$1,365	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,474,528
3,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	2,655,300

		$4,129,828

Insured-Lease Revenue/Certificates of Participation — 4.6%
$3,600	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$2,679,120

		$2,679,120

Insured-Other Revenue — 5.4%
$305	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	$258,914
1,175	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	961,373
580	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	469,174
2,645	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	642,947
3,625	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	822,657

		$3,155,065

Insured-Special Tax Revenue — 7.6%
$1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$878,330
1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	920,930
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	637,245
19,745	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	783,876
3,380	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	304,268
6,705	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	561,745
4,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	328,282

		$4,414,676

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 9.6%
$6,235	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	$5,608,008

		$5,608,008

Insured-Water and Sewer — 1.4%
$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$793,820

		$793,820

Lease Revenue/Certificates of Participation — 5.4%
$2,500	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$2,127,700
1,000	New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,012,730

		$3,140,430

Other Revenue — 1.6%
$1,285	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$927,346

		$927,346

Senior Living/Life Care — 2.9%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,043,449
900	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	641,799

		$1,685,248

Special Tax Revenue — 1.7%
$1,000	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	$1,014,800

		$1,014,800

Transportation — 18.8%
$1,700	Metropolitan Transportation Authority, 4.50%, 11/15/37	$1,500,403
3,200	Metropolitan Transportation Authority, 4.50%, 11/15/38	2,814,464
1,900	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	1,888,410
1,190	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	968,315
990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	943,813
10	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35	9,533
2,750	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	2,793,725

		$10,918,663

Water and Sewer — 11.7%
$2,535	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	$2,538,549
5	New York Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/37	5,007
3,105	New York Municipal Water Finance Authority, 5.75%, 6/15/40	3,315,550
1,000	Saratoga County Water Authority, 5.00%, 9/1/48	925,320

		$6,784,426

Total Tax-Exempt Investments — 179.0% (identified cost $118,165,124)		$104,053,210

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.0)%		$(33,726,661)

Other Assets, Less Liabilities — (21.0)%		$(12,198,501)

Net Assets applicable to common shares — 100.0%		$58,128,048

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

MBIA	-	MBIA Insurance Corp. of Illinois

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 23.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 13.1% of total investments.

(1)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

A summary of financial instruments outstanding at February 28, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/09	127 U.S. Treasury Bond	Short	$(16,207,931)	$(15,664,657)	$543,274

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)
JPMorgan Chase Co.	$1,600,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(355,106)
Merrill Lynch Capital Services, Inc.	5,200,000	2.721	3-month USD- LIBOR-BBA	July 15, 2009 / July 15, 2039	750,945

					$395,839

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,294,219 and $355,106, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,067,552

Gross unrealized appreciation	$246,973
Gross unrealized depreciation	(15,411,315)

Net unrealized depreciation	$(15,164,342)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$543,274
Level 2	Other Significant Observable Inputs	104,053,210	395,839
Level 3	Significant Unobservable Inputs	—	—

Total		$104,053,210	$939,113

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson President

Date:	April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson President

Date:	April 16, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	April 16, 2009